Summary of Fair Values of Share Options Granted (Details) - Share-Based Payment Arrangement, Option [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum			50.43%
Expected volatility, Maximum			52.00%
Expected volatility
Risk-free interest rate, Minimum			2.47%
Risk-free interest rate, Maximum			4.10%
Risk-free interest rate
Exercise multiple			2.8
Expected dividend yield			0.00%
Contractual term			10 years
Expected forfeiture rate (post-vesting)
Share price
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)			0.00%
Share price			¥ 1.45
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)			20.00%
Share price			¥ 3.83